Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	31 Dec	31 Dec
	2022	2021
	k€	k€
Prepaid expenses	16,948	19,210
Other	40,178	20,685
Total prepaid expenses and other current assets	57,126	39,895